Subsequent Events	6 Months Ended
Jun. 30, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 17 — SUBSEQUENT EVENTS
On July 23, 2015, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2015 of $0.4425 per unit. The distribution is payable on August 14, 2015 to all holders of record of common and general partner units on August 13, 2015. The aggregate amount of the declared distribution is anticipated to be $38,097.